COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Contract costs incurred plus estimated earnings	$ 573,517,664	$ 389,676,454
Less: progress billings	(458,356,428)	(286,160,795)
Cost and estimated earnings in excess of billings, net	$ 115,161,236	$ 103,515,659